PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Property And Equipment 1		$ 359,556
Property And Equipment 2		$ 318,328
Property And Equipment 1	$ 193,221
Property And Equipment 2	$ 180,397